Gold and Silver Bullion and Stream Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gold and Silver Bullion and Stream Inventory
Gold and silver bullion from royalties received in-kind	$ 89.5	$ 51.3
Stream ounces	7.3	0.5
Total gold bullion and inventory	$ 96.8	$ 51.8